Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions and balances
Schedule of name of related parties and relationship with the Group

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	one board director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	one board director of the Company
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	two board directors of the Company

Schedule of balance with related parties

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	13,977	13,044	2,047
Amounts due from JD	1,644	—	—
Amounts due from Caissa	8,292	1,925	302
Total	23,913	14,969	2,349

Current:
Amounts due to Trip.com	18,240	3,860	605
Amounts due to JD	112	—	—
Amounts due to HNA Tourism	746	—	—
Amounts due to Caissa	1,936	819	129
Total	21,034	4,679	734